LEASES - Supplemental cash flows information related to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	¥ 19,486,006	¥ 14,896,620	¥ 7,965,277
Right-of-use assets obtained in exchange for lease liabilities:
Total right-of-use assets obtained in exchange for new operating lease liabilities	¥ 14,105,484	¥ 18,507,830	¥ 15,489,351